NET OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Disaggregation of Revenue
The following table presents net operating revenues disaggregated between the United States and International and further by line of business (in millions):

	United States	International	Total
Year Ended December 31, 2024
Concentrate operations	$8,813	$18,912	$27,725
Finished product operations	9,549	9,787	19,336
Total	$18,362	$28,699	$47,061
Year Ended December 31, 2023
Concentrate operations	$8,780	$17,759	$26,539
Finished product operations	7,770	11,445	19,215
Total	$16,550	$29,204	$45,754
Year Ended December 31, 2022
Concentrate operations	$7,702	$16,369	$24,071
Finished product operations	7,711	11,222	18,933
Total	$15,413	$27,591	$43,004